                                                                          [LOGO]
                                                                    THE HARTFORD






November 12, 2003



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:  Hartford Life Insurance Company
     Separate Account Two ("Registrant")
     Director Select Outlook
     File No. 333-39612

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 16 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on November 7, 2003. In reliance upon paragraph (j) of Rule 497, the Prospectus Supplement is not included herewith.

If you have any additional questions, please feel free to contact me at
(860) 843-3467.

Sincerely,

/s/ Krystal Miarecki

Krystal Miarecki
Senior Legal Assistant